Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related party balances and transactions
Related party balances and transactions

27       Related party balances and transactions

Corporación América Airports S.A. is controlled by ACI Airports S.à r.l., which is controlled by ACI Holding S.à r.l., which is controlled by Corporación América International S.à r.l. (previously denominated America Corporation International S.à r.l.), all of which are Luxembourg based companies.

Corporación América International S.à r.l. is controlled by Liska Investments Corporation, a company incorporated under the laws of the British Virgin Islands.

Liska Investments Corporation is controlled by Southern Cone Foundation (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation's purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions.

Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”.

The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services.

Summary of balances with related parties are:

	At December 31,
	2020	2019
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,579	1,555
Trade receivables with other related parties	845	687
Other receivables with associates	658	658
Other receivables with other related parties	8,850	8,611
Other financial assets with associates	2,609	2,494
Other financial assets with other related parties	14,135	14,573
Trade payables to other related parties	(3,945)	(3,017)
	24,731	25,561
(b) Other liabilities
Other liabilities to other related parties	(8,541)	(7,538)
	(8,541)	(7,538)
(c) Other balances
Cash and cash equivalents in other related parties	11,776	15,312
	11,776	15,312

	For the year ended
	2020	2019	2018
Transactions
Aeronautical/Commercial revenue	4,072	7,187	7,507
Fees	(6,791)	(8,256)	(6,056)
Interest accruals	712	654	(320)
Acquisition of goods and services	(11,516)	(19,002)	(23,909)
Others	(4,262)	(4,449)	(954)

The Group leases buildings to other related parties which are recognized under the scope of IFRS 16 and accounted in Lease liabilities line for an amount of USD 6,937 as of December 31, 2020 (USD 2,218 as of December 31, 2019). Additionally, the group has variable equipment leases with other related parties that are excluded from the lease liability according to IFRS 16. Transactions related to those leasing’s are included in Acquisition of goods and services line for an amount of USD 3,284 (USD 6,272 as of December 31,2019).

Remuneration received by the Group’s key staff amounted to approximately 2.2% of total remunerations accrued at December 31, 2020, 1.7% accrued at December 31, 2019 and 1.8% accrued at December 31, 2018.